Other Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities [Abstract]
Interest payable	$ 10,617,533	$ 4,220,626
Accruals	142,753	97,591
Other payables	415,224	297,802
Long-term debt	4,071,188	4,337,633
Other liabilities	$ 15,246,698	$ 8,953,652